ACQUISITIONS (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash paid	$ 0	$ 798,386	$ 0	$ 0
Note payable	0	$ 1,894,964	7,057,041	0
Consideration Received:
Goodwill	1,640,099		1,050,366	$ 924,361
SpeedConnect LLC
Cash paid	1,000,000
Liabilities:
Promissory note	750,000
Deferred revenue	230,000
Bank debt	0
Lease payable	5,162,077
Unfavorable leases	323,000
Accounts and other payables	591,964
Total liabilities	7,057,041
Total consideration value	8,057,041
Assets
Customer base	350,000
Cash	201,614
Prepaid and other receivables	99,160
Deposits	13,190
Operating lease right of use asset	5,162,077
Favorable leases	95,000
Property and equipment	1,939,000
Total assets acquired	7,860,041
Fixed assets	1,939,000
Total consideration received	7,860,041
Goodwill - provisional	197,000
The Fitness Container LLC
Note payable	500,000
Accounts payable	141,837
Non-controlling interest	(29,439)
Total consideration	612,398
Assets
Accounts receivable	22,665
Total assets acquired	22,665
Total consideration received	22,665
Goodwill - provisional	$ 589,733
SpeedConnect Asset Acquisition
Cash paid			1,000,000
Liabilities:
Promissory note			750,000
Deferred revenue			230,000
Bank debt			0
Lease payable			5,162,077
Unfavorable leases			323,000
Accounts and other payables			591,964
Total liabilities			7,057,041
Total consideration value			8,057,041
Assets
Customer base			350,000
Cash			201,614
Prepaid and other receivables			99,160
Deposits			13,190
Operating lease right of use asset			5,162,077
Favorable leases			95,000
Property and equipment			1,939,000
Total assets acquired			7,860,041
Fixed assets			1,939,000
Total consideration received			7,860,041
Goodwill - provisional			197,000
Blue Collar Acquisition
Common stock			6,500,000
Total consideration			6,500,000
Estimated value				$ 0.13
Consideration share value			845,000
Note payable			$ 1,533,217
Liabilities:
Bank debt				$ 500,500
Lease payable				20,020
Accounts and other payables				386,652
Total consideration value				3,285,389
Consideration Received:
Intangible asset				1,677,000
Goodwill				853,366
Assets
Property and equipment				445,362
Total assets acquired				3,285,389
Current assets				297,704
Fixed assets				445,362
Other assets				11,957
Total consideration received				$ 3,285,389